Other operating income (Tables)	9 Months Ended
Oct. 31, 2018
Analysis of income and expense [abstract]
Other operating income

Analysis of other operating income by	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
category	£000s	£000s	£000s	£000s
Income recognized in respect of BARDA	2,230	666	7,535	666
Income on release or derecognition of financial liabilities on funding arrangements (Note 11)	—	908	539	908
Grant income	439	—	743	—
Research and development credit	156	—	156	—
Other income	—	—	6	—
	2,825	1,574	8,979	1,574